Stockholders' Equity (Details Narrative)					3 Months Ended	12 Months Ended
	Nov. 06, 2019 USD ($)	Mar. 29, 2019 USD ($)	Nov. 05, 2018 USD ($) $ / shares shares	Mar. 23, 2018	Mar. 27, 2020 USD ($) shares	Dec. 31, 2019 USD ($) Integer $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2017 $ / shares shares
Common stock, shares authorized						225,000,000	225,000,000	225,000,000
Common stock, par value | $ / shares						$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized								15,000,000
Preferred stock, par value | $ / shares								$ 0.001
Reverse split stock				1-for-10 reverse stock split		1-for-10 reverse stock
Common stock, shares issued						19,108,331	6,036,562
Preferred stock voting, description						Each share of the Company's common stock is entitled to one vote, and all shares rank equally as to voting and other matters.
Payments to acquire common stock | $							$ 6,968,991
Gross proceeds from closing of private placement | $							6,000,000
Deemed dividend on preferred stock | $							$ 2,537,844
Maximum [Member]
Warrant exercise price per share | $ / shares						$ 93.00
Minimum [Member]
Warrant exercise price per share | $ / shares						$ 0.15
PIPE Financing [Member] | November 2018 Private Placement Financing [Member]
Gross proceeds from closing of private placement | $			$ 5,500,000
Number of warrants to purchase common stock			2,307,685
PIPE Financing [Member] | November 2018 Private Placement Financing [Member] | Warrant [Member]
Warrant exercise price per share | $ / shares			$ 1.30
Warrant term			5 years
2017 Aspire Purchase Agreement [Member] | March 2019 [Member]
Number of common shares sold						100,000
Number of shares possible increase per trading day						2,000,000
Number of common shares sold, value | $						$ 6,500,000
Debt instrument convertible consecutive trading days | Integer						10
Aggregate percentage of shares, direction under purchase						30.00%
Number of common stock may be sold						1,807,562
Percentage for common stock outstanding						19.99%
2017 Aspire Purchase Agreement [Member] | March 2019 [Member] | Maximum [Member]
Maximum purchase price payable on one purchase date | $						$ 500,000
Percentage for common stock outstanding						19.99%
2017 Aspire Purchase Agreement [Member] | March 2019 [Member] | Minimum [Member]
Minimum number of shares to be purchased under purchase notice						100,000
Minimum stock price under purchase notice | $ / shares						$ 0.25
Average price paid | $ / shares						$ 0.86
2017 Aspire Purchase Agreement [Member] | Aspire Capital Fund LLC [Member]
Number of common shares sold
2017 Aspire Purchase Agreement [Member] | Aspire Capital Fund LLC [Member] | Subsequent Event [Member]
Number of common shares sold					1,800,000
Number of common shares sold, value | $					$ 500,000
2017 Aspire Purchase Agreement [Member] | Aspire Capital Fund LLC [Member] | March 31, 2021 [Member]
Payments to acquire common stock | $		$ 6,500,000
ATM Sales Agreement [Member]
Number of common stock shares sold under ATM agreement						8,100,000
Value of common stock shares sold under ATM agreement | $						$ 1,400,000
Expenses related to ATM agreement | $						$ 50,000
ATM Sales Agreement [Member] | Private Placement [Member]
Number of common shares sold, value | $	$ 3,673,159
ATM Sales Agreement [Member] | Private Placement [Member] | Subsequently Increased [Member]
Number of common shares sold, value | $	$ 8,030,917
ATM Sales Agreement [Member] | Subsequent Event [Member]
Number of common stock shares sold under ATM agreement					16,800,000
Value of common stock shares sold under ATM agreement | $					$ 4,400,000
Expenses related to ATM agreement | $					$ 200,000
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized								9,500
Series A Convertible Preferred Stock [Member] | PIPE Financing [Member] | November 2018 Private Placement Financing [Member]
Preferred stock exchange description			Certain investors in the PIPE financing who at the time of closing of the PIPE financing owned shares of the Company's Series A convertible preferred stock, exchanged, on a 1 for 1 share basis, their shares of Series A convertible preferred stock for shares of a newly designated class of Series C convertible preferred stock of the Company, with a stated value of $1,000 per share and convertible into shares of the Company's common stock at an initial conversion price per share of $1.64 (subject to customary adjustment for stock dividends and stock splits), ("the Exchange").
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized								6,000
Series B Convertible Preferred Stock [Member] | PIPE Financing [Member] | November 2018 Private Placement Financing [Member]
Preferred stock, par value | $ / shares			$ 1,000
Preferred stock convertible into common stock conversion price per share | $ / shares			$ 1.30
Number of common shares sold			6,000
Series C Convertible Preferred Stock [Member]
Preferred stock, shares authorized								1,880
Series C Convertible Preferred Stock [Member] | PIPE Financing [Member] | November 2018 Private Placement Financing [Member]
Preferred stock, par value | $ / shares			$ 1,000
Preferred stock convertible into common stock conversion price per share | $ / shares			$ 1.64
Deemed dividend on preferred stock | $			$ 700,000
Beneficial conversion feature price | $			$ 200,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized						9,500	9,500
Preferred stock, par value | $ / shares						$ 0.001	$ 0.001
Preferred stock, shares issued						0	4,080
Preferred stock, shares outstanding						0	4,080
Preferred stock convertible into common stock conversion price per share | $ / shares						$ 4.00
Series B Preferred Stock [Member]
Preferred stock, shares authorized						6,000	6,000
Preferred stock, par value | $ / shares						$ 0.001	$ 0.001
Preferred stock, shares issued						1,850	5,608
Preferred stock, shares outstanding						1,850	5,608
Preferred stock convertible into common stock conversion price per share | $ / shares						$ 1.30
Series C Preferred Stock [Member]
Preferred stock, shares authorized						1,880	1,880
Preferred stock, par value | $ / shares						$ 0.001	$ 0.001
Preferred stock, shares issued						240	1,880
Preferred stock, shares outstanding						240	1,880
Preferred stock convertible into common stock conversion price per share | $ / shares						$ 1.64